Ameritas Life Insurance Corp.

Ameritas Life Insurance Corp. Separate Account LLVA

Ameritas Life Insurance Corp. Separate Account LLVL

Supplement to:

Ameritas Low-Load ® Variable Universal Life and

Ameritas Low-Load ® Survivorship Variable Universal Life

Prospectuses Dated May 1, 2008

Ameritas No-Load Variable Annuity (4080)

Prospectus Dated May 1, 2010

Ameritas NLVA 6150

Prospectus Dated May 1, 2013

Ameritas No-Load VA 6150 and Ameritas Advisor VUL ®

Prospectuses Dated May 1, 2014

Supplement Dated August 7, 2014

Effective August 11, 2014, the "DWS Funds" will become known as the "Deutsche Funds" and the below-listed DWS funds and share classes, as applicable, will be renamed as follows:

Former Fund Name Former Portfolio Name	New Fund Name New Portfolio Name
DWS Investments VIT Funds DWS Equity 500 Index VIP Portfolio, Class A DWS Small Cap Index VIP Portfolio, Class A	Deutsche Investments VIT Funds Deutsche Equity 500 Index VIP Portfolio, Class A Deutsche Small Cap Index VIP Portfolio, Class A
DWS Variable Series I DWS Capital Growth VIP Portfolio, Class A	Deutsche Variable Series I Deutsche Capital Growth VIP Portfolio, Class A
DWS Variable Series II DWS Global Growth VIP Portfolio, Class A DWS Small Mid Cap Value Portfolio, Class A	Deutsche Variable Series II Deutsche Global Growth VIP Portfolio, Class A Deutsche Small Mid Cap Value Portfolio, Class A

Not all portfolios are available as variable investment options in your Policy. Consult your prospectus, as supplemented, for a complete list of variable investment options.

All other provisions of your Policy remain as stated in your Policy and prospectus, as supplemented.

Please retain this Supplement with the current prospectus for your variable Policy with

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 1-800-255-9678.

PF 652 8-14